Financial instruments - fair values and risk management - Summary of Tabular Form Of Analysis Of Loan And Borrowings (Details) R in Millions	12 Months Ended
Dec. 31, 2025 ZAR (R)
Waterview Properties loan Facility A
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Interest rate term	3 months
Interest rate	1.55%
Facility amount	R 250
Waterview Properties loan Facility B
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Interest rate term	3 months
Interest rate	1.70%
Facility amount	R 40
Other loans
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Interest rate	0.00%